Income taxes - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Provisional tax benefit, U.S. tax legislation	$ 710
Tax benefit, U.S. Tax legislation			$ 106
Foreign tax credits		$ 39	0
Valuation allowance		39	0
Undistributed earnings of foreign subsidiaries		280
Deferred tax liabilities, undistributed foreign earnings		60
Tax reserves	$ 128	173	103	$ 146
Impact on effective tax rate if tax reserves were unnecessary		173
Accrued interest, related to income taxes in the balance sheet		31
Additional tax expense related to interest		13	$ 8
Reasonably possible decrease in uncertain tax positions within the next 12 months, if a re-evaluation is required		$ 100